Nature and Continuance of Operations (Details Narrative) - USD ($)		12 Months Ended
	Jan. 09, 2008	Aug. 31, 2017	Aug. 31, 2016
Nature And Continuance Of Operations Details Narrative
State of incorporation		State of Nevada
Date of incorporation		Dec. 27, 2007
Net income (loss)		$ (30,267)	$ (93,867)
Forward stock split	1000 for 1
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000	75,000,000	75,000,000